Critical accounting estimates and judgements - Revenue recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Critical accounting estimates and judgements
Percentage Of Reasonably Possible Increase (Decrease) In Management's Estimate of Variable Consideration	10.00%
Increase (decrease) in revenue as a result of reasonably possible increase (decrease) in management's estimate of variable consideration	$ 16.8	$ 14.2	$ 0.0
Percentage Of Reasonably Possible Increase (Decrease) In Management's Estimate of Amount of Accrued Revenue	20.00%
Increase (decrease) in revenue as a result of reasonably possible increase (decrease) in management's estimate amount of accrued revenue	$ 5.0	$ 3.3	$ 0.8